Exhibit 99.5

Rebuttal Findings 05.16.2025

Seller:

Deal ID:

Total Loan Count: 887

Loans by Grade in Population
Loan Grade	Count	Percentage
1	745	83.99%
2	49	5.52%
3	93	10.48%

Trade Summary
Loan Status	Count	Percentage
Review Complete	794	89.52%
In Rebuttal	93	10.48%

Rebuttal Findings 05.16.2025

Seller:

Deal ID:

Total Loan Count: 887

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	146	140	140	93	53	0	0	93	0	49	4
1	2515	0	0	2515	0	0	0	0	0	0	2515

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	9	9	0	0	6	0	0
Security Instrument - Inaccurate	3	3	0	0	3	0	0
Security Instrument - Trust Missing	2	2	0	0	0	0	0
Security Instrument - Name Discrepancy	2	2	0	0	1	0	0
Security Instrument - Missing Signature	1	1	0	0	1	0	0
Security Instrument - Incomplete	1	1	0	0	1	0	0
Credit	1	1	0	0	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	1	1	0	0	0	0	0
Valuation	136	136	0	0	87	0	49
Appraisal - Value is not supported within a 10% variance	136	136	0	0	87	0	49